Employee Benefits - Summary of Employee Costs (Detail) - INR (₨) ₨ in Millions		12 Months Ended
		Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Disclosure of defined benefit plans [abstract]
Salaries and bonus		₨ 507,629	₨ 524,484	₨ 516,063
Contribution to provident and other funds		20,306	19,227	17,623
Share based compensation	[1]	5,542	5,590	3,958
Total employee cost		₨ 533,477	₨ 549,301	₨ 537,644

[1]	Includes ₹ (11), ₹ 6 and ₹ (9) for the years ended March 31, 2023, 2024 and 2025, respectively, towards cash settled ADS RSUs.